As filed with the Securities and Exchange Commission on October 28, 2014

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Registration No. 033-00507
Pre-Effective Amendment No.
Post-Effective Amendment No. 126

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

1940 Act File No. 811-04419

Amendment No. 127

Transamerica Series Trust

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 299-1800

Tané T. Tyler, Esq., 4600 S. Syracuse St., Suite 1100, Denver, Colorado 80237

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485.
☐	75 days after filing pursuant to paragraph (a) (2) of Rule 485.
☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.
☐	On (Date) pursuant to paragraph (a) (1) of Rule 485.
☐	On (Date) pursuant to paragraph (a) (2) of Rule 485.
☒	On November 10, 2014 pursuant to paragraph (b) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TRANSAMERICA SERIES TRUST

Explanatory Note

This Post-Effective Amendment No. 126 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until November 10, 2014, the effectiveness of the Registration Statement for Transamerica BlackRock Global Allocation Managed Risk – Balanced VP and Transamerica BlackRock Global Allocation Managed Risk – Growth VP, filed in Post-Effective Amendment No. 125 on August 15, 2014 pursuant to paragraph (a) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 126 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 125.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No.126 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Denver, State of Colorado, on the 28th day of October, 2014.

TRANSAMERICA SERIES TRUST

By:	/s/ Marijn P. Smit
Marijn P. Smit
Trustee, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 126 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

	/s/ Marijn P. Smit	Trustee, President and Chief Executive Officer	October 28, 2014
Marijn P. Smit

	/s/ Sandra N. Bane	Trustee	October 28, 2014
Sandra N. Bane*

	/s/ Leo J. Hill	Trustee	October 28, 2014
Leo J. Hill*

	/s/ David W. Jennings	Trustee	October 28, 2014
David W. Jennings*

	/s/ Russell A. Kimball, Jr.	Trustee	October 28, 2014
Russell A. Kimball, Jr.*

	/s/ Eugene M. Mannella	Trustee	October 28, 2014
Eugene M. Mannella*

	/s/ Norman R. Nielsen	Trustee	October 28, 2014
Norman R. Nielsen*

	/s/ Joyce G. Norden	Trustee	October 28, 2014
Joyce G. Norden*

	/s/ Patricia L. Sawyer	Trustee	October 28, 2014
Patricia L. Sawyer*

	/s/ John W. Waechter	Trustee	October 28, 2014
John W. Waechter*

	/s/ Alan F. Warrick	Trustee	October 28, 2014
Alan F. Warrick*

	/s/ Vincent J. Toner	Vice President and Treasurer	October 28, 2014
Vincent J. Toner

* By:	/s/ Tané T. Tyler	Vice President, Associate General Counsel, Chief Legal Officer and Secretary	October 28, 2014
Tané T. Tyler**

**	Attorney-in-fact pursuant to powers of attorney, filed previously with PEA 125.

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